Document and Entity Information	Feb. 08, 2023
Cover [Abstract]
Entity Registrant Name	AppLovin Corp
Amendment Flag	true
Entity Central Index Key	0001751008
Document Type	8-K/A
Document Period End Date	Feb. 08, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40325
Entity Tax Identification Number	45-3264542
Entity Address, Address Line One	1100 Page Mill Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	(800)
Local Phone Number	839-9646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value of $0.00003 per share
Trading Symbol	APP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 8, 2023, AppLovin Corporation (“AppLovin” or the “Company”) furnished a Current Report on Form 8-K (the “Original 8-K”) that included a shareholder letter announcing AppLovin’s financial results for the quarter and fiscal year ended December 31, 2022 (the “Original Letter”). This Current Report on Form 8-K/A amends the Original 8-K solely to correct the Original Letter to reclassify certain amounts between Operating Activities, Investing Activities and Financing Activities within the Company’s Consolidated Statements of Cash Flows for the fiscal year ended December 31, 2022 and make corresponding revisions to the Company’s Net Cash Provided by Operating Activities, Net Cash Provided by Investing Activities, Net Cash Used in Financing Activities, and Free Cash Flow for the quarter and fiscal year ended December 31, 2022. The amended letter to shareholders, attached hereto as Exhibit 99.1, which supersedes and replaces in full the Original Letter, reflects these corrected amounts and is incorporated by reference herein. The information in this Current Report on Form 8-K/A and the exhibits attached hereto shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or otherwise subject to the liabilities of that section, nor shall it be deemed incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act, regardless of any general incorporation language in such filing.